Incentive and Share-Based Compensation, Restricted stock unit awards (Details) - Restricted stock units [Member] - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation disclosures [Line Items]
Description of award	RSUs entitle the recipient to be paid out an equal number of ordinary shares upon vesting. RSUs generally cliff vest on the third anniversary of the grant date.
Weighted average grant date fair value for restricted stock units (in dollars per share)	$ 96.14	$ 104.43	$ 79.58
Total fair value of vested restricted stock units	$ 20	$ 27	$ 18
Restricted stock units activity, number of units [Roll Forward]
Outstanding at beginning of period (in shares)	738
Granted (in shares)	487
Vested (in shares)	(335)
Forfeited (in shares)	(42)
Outstanding at end of period (in shares)	848	738
Weighted average grant date fair value, restricted stock units [Roll Forward]
Outstanding at beginning of period (in dollars per share)	$ 93.43
Weighted average grant date fair value for restricted stock units (in dollars per share)	96.14	$ 104.43	$ 79.58
Vested (in dollars per share)	92.47
Forfeited (in dollars per share)	95.17
Outstanding at end of period (in dollars per share)	$ 95.28	$ 93.43
Additional disclosures, restricted stock units [Abstract]
Unrecognized compensation cost related to award, restricted stock units	$ 39
Weighted average remaining expense period	2 years